Finance Cost Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Finance income [Abstract]
Interest income from financial assets	$ 214	$ 1,183	$ 4,362
Total Finance income	214	1,183	4,362
Finance costs [Abstract]
Contractual interest expense on notes payable	(1,031)	(96)	(149)
Interest expense on other borrowings	1,502	496	0
Interest expense on lease liability	2,181	2,354	2,495
Gain/(loss) on foreign currency exchange	(56)	0	68
Total finance cost – contractual	(4,771)	(2,946)	(2,576)
Gain/(Loss) from change in fair value of warrant liability	1,419	(117)	(11,890)
Gain/(Loss) from change in fair value of preferred shares	8,362	(4,234)	(34,585)
Gain/(Loss) from change in fair value of convertible debt	(175)	0	0
Total Finance income/(costs) - fair value accounting	9,606	(4,351)	(46,475)
Total finance costs – subsidiary preferred shares	0	0	(1,458)
Total finance income/(costs)	9,606	(4,351)	(47,933)
Finance income/(costs), net	$ 5,050	$ (6,115)	$ (46,147)